Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
One law suite [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	$ 719,966
Three Law suite [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	5,960,000
Four law suite [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	$ 6,680,000